S000010348 [Member] Investment Objectives and Goals - AB California Portfolio	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB California Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax and California personal income tax, that is available without assuming what the Adviser considers to be undue risk to income or principal.